Investments (Details Narrative) (10-K) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Oct. 24, 2019	Aug. 15, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Investments, value			$ 2,374
Amount paid for investment				$ 1,000	1,000
Number of shares issued during period, new issues			$ 2,297	$ 1,778	$ 2,526	$ 3,185
Facebank AG [Member]
Business acquisition, effective date of acquisition					Aug. 15, 2019
Fair value of profit interest					$ 1,700
Business acquisition for transaction					$ 2,000
Ownership interest percentage					49.00%
Economic interest					33.00%
Fair value of acquisition		$ 19,950			$ 0
Fair value of shares owned					$ 1,800
Accredited Investors [Member]
Number of common shares issued					209,050
Proceeds from sale of profit interest					$ 700
Sale of the profits interest, description					As a result of this sale of the profits interest, the Company will potentially distribute approximately 5.2% of its proceeds received in the Macau Show. The Company allocated 100% of the amount of proceeds received from investors to the fair value of the profits interests based upon expected cash outflows on the Macau Shaw.
Fair value profit interest amount					$ 700
Panda Productions (HK) Limited [Member]
Investments, value					$ 2,000
Acquired interest rate on investment, percentage					4.00%
Amount paid for investment					$ 1,000
Number of common shares issued	175,000
Unfunded amount of investment					1,000
Number of shares issued during period, new issues	$ 1,900
Shares issued price per share	$ 10.96
Stock based compensation					$ 900